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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya MidCap Opportunities Portfolio

Voya SmallCap Opportunities Portfolio

The schedules are not audited.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 23.2%
383,141		Brinker International, Inc.	$23,586,160	1.6
42,447		Chipotle Mexican Grill, Inc.	27,613,471	1.8
567,912		Coach, Inc.	23,528,594	1.5
310,747	@	Dish Network Corp. - Class A	21,770,935	1.4
256,352		Five Below, Inc.	9,118,441	0.6
920,484		Hilton Worldwide Holdings, Inc.	27,264,736	1.8
291,040		Jarden Corp.	15,396,016	1.0
365,125		Kohl's Corp.	28,571,031	1.9
243,460	@	Lululemon Athletica, Inc.	15,586,309	1.0
394,543		Macy's, Inc.	25,609,786	1.7
192,196		Marriott International, Inc.	15,437,183	1.0
276,698		Michael Kors Holdings Ltd.	18,192,894	1.2
25,196	@	NetFlix, Inc.	10,498,921	0.7
266,017		Ross Stores, Inc.	28,027,551	1.8
504,319	@	Starz	17,353,617	1.1
223,017		Tractor Supply Co.	18,969,826	1.3
181,367	@	Ulta Salon Cosmetics & Fragrance, Inc.	27,359,212	1.8
			353,884,683	23.2

		Consumer Staples: 9.0%
106,615		Church & Dwight Co., Inc.	9,107,053	0.6
304,375		Hain Celestial Group, Inc.	19,495,219	1.3
112,269		Hershey Co.	11,329,065	0.8
210,117		Mead Johnson Nutrition Co.	21,123,062	1.4
168,422		Molson Coors Brewing Co.	12,539,018	0.8
226,371	@	Monster Beverage Corp.	31,328,615	2.1
1,807,766	@	Rite Aid Corp.	15,709,486	1.0
449,178		Sprouts Farmers Market, Inc.	15,824,541	1.0
			136,456,059	9.0

		Energy: 4.7%
295,466	@	Cameron International Corp.	13,331,426	0.9
194,273		Concho Resources, Inc.	22,520,126	1.5
220,985		EQT Corp.	18,313,027	1.2
266,615		Noble Energy, Inc.	13,037,474	0.8
162,239	@	Whiting Petroleum Corp.	5,013,185	0.3
			72,215,238	4.7

		Financials: 9.4%
96,349	@	Affiliated Managers Group, Inc.	20,693,838	1.4
184,324		Ameriprise Financial, Inc.	24,116,952	1.6
293,608		Aon PLC	28,221,601	1.9
130,748		Arthur J. Gallagher & Co.	6,112,469	0.4
323,725		Extra Space Storage, Inc.	21,874,098	1.4
115,847		Intercontinental Exchange, Inc.	27,023,630	1.8
250,555		Lincoln National Corp.	14,396,890	0.9
			142,439,478	9.4

		Health Care: 13.5%
156,788	@	Akorn, Inc.	7,448,998	0.5
201,037		BioMarin Pharmaceutical, Inc.	25,053,231	1.6
260,716		Cardinal Health, Inc.	23,534,833	1.6
24,781		DexCom, Inc.	1,544,848	0.1
332,404	@	Hologic, Inc.	10,977,642	0.7
93,417	@	Illumina, Inc.	17,341,932	1.1
15,216	@	Intuitive Surgical, Inc.	7,684,537	0.5
223,185	@	Medivation, Inc.	28,806,488	1.9
63,063		Mettler Toledo International, Inc.	20,725,655	1.4
467,272	@	Mylan NV	27,732,593	1.8
103,066	@	Vertex Pharmaceuticals, Inc.	12,158,696	0.8
483,474		Zoetis, Inc.	22,380,011	1.5
			205,389,464	13.5

		Industrials: 15.6%
476,067		Ametek, Inc.	25,012,560	1.6
161,495		Equifax, Inc.	15,019,035	1.0
318,834		Ingersoll-Rand PLC - Class A	21,706,219	1.4
348,227		Nielsen Holdings NV	15,520,477	1.0
250,371		Orbital ATK, Inc.	19,185,930	1.3
216,102		Paccar, Inc.	13,644,680	0.9
149,623		Roper Industries, Inc.	25,735,156	1.7
858,134		Southwest Airlines Co.	38,015,336	2.5
427,962		Textron, Inc.	18,971,556	1.2
308,655		Tyco International Plc	13,290,684	0.9
493,079		Waste Connections, Inc.	23,736,823	1.6
110,582		Wesco International, Inc.	7,728,576	0.5
			237,567,032	15.6

		Information Technology: 17.9%
215,092		Akamai Technologies, Inc.	15,281,211	1.0
114,767	@	Ansys, Inc.	10,121,302	0.7
255,334		Broadridge Financial Solutions, Inc. ADR	14,045,923	0.9
194,913	@	Check Point Software Technologies	15,977,019	1.0
474,245	@	Electronic Arts, Inc.	27,892,720	1.8
196,469	@	F5 Networks, Inc.	22,582,147	1.5
203,854	@	Fiserv, Inc.	16,186,008	1.1
473,979		Freescale Semiconductor Holdings Ltd.	19,319,384	1.3
354,249		Intuit, Inc.	34,347,983	2.3
534,018		Microchip Technology, Inc.	26,113,480	1.7
108,961		Palo Alto Networks, Inc.	15,917,023	1.0
371,706	@	Red Hat, Inc.	28,156,729	1.8
371,655		SolarWinds, Inc.	19,043,602	1.3

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
204,092	Vantiv, Inc.	$7,694,268	0.5
		272,678,799	17.9

	Materials: 4.8%
358,434	@ Crown Holdings, Inc.	19,362,605	1.3
302,992	Packaging Corp. of America	23,690,944	1.5
107,799	Sherwin-Williams Co.	30,668,816	2.0
		73,722,365	4.8

	Telecommunication Services: 1.0%
287,713	@ Level 3 Communications, Inc.	15,490,468	1.0

	Total Common Stock (Cost $1,263,441,723)	1,509,843,586	99.1

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
12,542,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $12,542,000)	12,542,000	0.8

	Total Short-Term Investments (Cost $12,542,000)	12,542,000	0.8

	Total Investments in Securities (Cost $1,275,983,723)	$1,522,385,586	99.9
	Assets in Excess of Other Liabilities	867,197	0.1
	Net Assets	$1,523,252,783	100.0

††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $1,277,062,935.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$268,533,145
Gross Unrealized Depreciation	(23,210,494)

Net Unrealized Appreciation	$245,322,651

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$1,509,843,586	$–	$–	$1,509,843,586
Short-Term Investments	12,542,000	–	–	12,542,000
Total Investments, at fair value	$1,522,385,586	$–	$–	$1,522,385,586

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Consumer Discretionary: 18.2%
51,101		Arctic Cat, Inc.	$1,855,988	0.5
96,904		Bloomin Brands, Inc.	2,357,674	0.7
42,537		Bright Horizons Family Solutions, Inc.	2,180,872	0.6
11,500	@,L	Buffalo Wild Wings, Inc.	2,084,260	0.6
24,000		Burlington Stores, Inc.	1,426,080	0.4
161,273		Callaway Golf Co.	1,536,932	0.4
67,800		Cheesecake Factory	3,344,574	1.0
40,500		Childrens Place Retail Stores, Inc.	2,599,695	0.8
65,766		Cinemark Holdings, Inc.	2,964,074	0.9
134,800		Dana Holding Corp.	2,852,368	0.8
81,385	@	Express, Inc.	1,345,294	0.4
101,600		Finish Line, Inc.	2,491,232	0.7
50,799	@	Hibbett Sporting Goods, Inc.	2,492,199	0.7
58,632	@	Imax Corp.	1,976,485	0.6
33,000		Jack in the Box, Inc.	3,165,360	0.9
141,300		La Quinta Holdings, Inc.	3,345,984	1.0
35,951		Life Time Fitness, Inc.	2,551,083	0.7
98,956	@	LKQ Corp.	2,529,315	0.7
57,404		Monro Muffler Brake, Inc.	3,734,130	1.1
110,359		Pier 1 Imports, Inc.	1,542,819	0.4
42,218		Pool Corp.	2,945,128	0.8
69,800	@	Sally Beauty Holdings, Inc.	2,399,026	0.7
121,668	L	Smith & Wesson Holding Corp.	1,548,834	0.4
40,600		Sotheby's	1,715,756	0.5
41,258	@	Steiner Leisure Ltd.	1,955,629	0.6
42,894		Vail Resorts, Inc.	4,436,097	1.3
			63,376,888	18.2

		Consumer Staples: 1.6%
34,600		Casey's General Stores, Inc.	3,117,460	0.9
108,525		Flowers Foods, Inc.	2,467,858	0.7
			5,585,318	1.6

		Energy: 2.9%
161,500		Bill Barrett Corp.	1,340,450	0.4
113,000	@	C&J Energy Services Ltd.	1,257,690	0.3
63,200		Carrizo Oil & Gas, Inc.	3,137,880	0.9
14,416	@	Dril-Quip, Inc.	985,910	0.3
72,750		Energy XXI Bermuda Ltd.	264,810	0.1
214,700	@	Key Energy Services, Inc.	390,754	0.1
81,900		Rosetta Resources, Inc.	1,393,938	0.4
49,000	@	Unit Corp.	1,371,020	0.4
			10,142,452	2.9

		Financials: 9.4%
81,600		Colony Financial, Inc.	2,115,072	0.6
44,380		Coresite Realty Corp.	2,160,419	0.6
58,052		Evercore Partners, Inc.	2,998,966	0.9
51,533	L	Financial Engines, Inc.	2,155,625	0.6
61,000		First American Financial Corp.	2,176,480	0.6
22,794		MarketAxess Holdings, Inc.	1,889,623	0.5
334,500	@	MGIC Investment Corp.	3,221,235	0.9
62,686	@	PRA Group, Inc.	3,405,104	1.0
17,600		ProAssurance Corp.	808,016	0.2
20,376		Signature Bank	2,640,322	0.8
30,432		Springleaf Holdings, Inc.	1,575,465	0.5
26,458	@	SVB Financial Group	3,361,224	1.0
63,814		The Geo Group, Inc.	2,791,224	0.8
62,900		Urban Edge Properties	1,490,730	0.4
			32,789,505	9.4

		Health Care: 22.7%
46,900		Acorda Therapeutics, Inc.	1,560,832	0.5
56,500	@	Air Methods Corp.	2,632,335	0.8
13,800	@	Alkermes PLC	841,386	0.2
34,400		BioDelivery Sciences International, Inc.	361,200	0.1
11,285	@	Bio-Rad Laboratories, Inc.	1,525,506	0.4
60,500	@	Celldex Therapeutics, Inc.	1,686,135	0.5
36,900		Cempra, Inc.	1,266,039	0.4
30,100		Charles River Laboratories International, Inc.	2,386,629	0.7
20,600	L	Clovis Oncology, Inc.	1,529,138	0.4
65,800		Cynosure, Inc.	2,018,086	0.6
62,700		Depomed, Inc.	1,405,107	0.4
104,900		Dyax, Corp.	1,757,600	0.5
6,500		Esperion Therapeutics, Inc.	601,900	0.2
42,484	@	Haemonetics Corp.	1,908,381	0.6
108,000	@,L	Halozyme Therapeutics, Inc.	1,542,240	0.4
92,187		Healthsouth Corp.	4,089,415	1.2
35,100		Hill-Rom Holdings, Inc.	1,719,900	0.5
20,705		Impax Laboratories, Inc.	970,444	0.3
57,070		IPC The Hospitalist Co., Inc.	2,661,745	0.8
34,800		Isis Pharmaceuticals, Inc.	2,215,716	0.6
66,254		Luminex Corp.	1,060,064	0.3
30,700		MacroGenics, Inc.	963,059	0.3
81,600	@	Masimo Corp.	2,691,168	0.8
54,366		Medicines Co.	1,523,335	0.4
27,634	@	Mednax, Inc.	2,003,741	0.6
96,100	@	Merit Medical Systems, Inc.	1,849,925	0.5
108,000	L	Merrimack Pharmaceuticals, Inc.	1,283,040	0.4
66,108		Momenta Pharmaceuticals, Inc.	1,004,842	0.3
103,620	@	Nektar Therapeutics	1,139,820	0.3
35,627	@	Neogen Corp.	1,664,850	0.5
44,300		Omnicell, Inc.	1,554,930	0.4
63,350		Owens & Minor, Inc.	2,143,764	0.6

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
23,100		Pacira Pharmaceuticals, Inc./DE	$2,052,435	0.6
7,500		Puma Biotechnology, Inc.	1,770,825	0.5
13,600		Receptos, Inc.	2,242,504	0.6
5,800	@	Salix Pharmaceuticals Ltd.	1,002,298	0.3
89,800		Sangamo Biosciences, Inc.	1,408,064	0.4
30,061		Seattle Genetics, Inc.	1,062,656	0.3
124,300		Select Medical Holdings Corp.	1,843,369	0.5
50,873		Steris Corp.	3,574,846	1.0
40,900		Surgical Care Affiliates, Inc.	1,404,097	0.4
67,600		Team Health Holdings, Inc.	3,955,276	1.1
18,500		Tetraphase Pharmaceuticals, Inc.	677,840	0.2
61,800	@	Thoratec Corp.	2,588,802	0.7
21,800		WellCare Health Plans, Inc.	1,993,828	0.6
			79,139,112	22.7

		Industrials: 13.9%
100,300		Actuant Corp.	2,381,122	0.7
38,800	@	Advisory Board Co.	2,067,264	0.6
46,400	@	Beacon Roofing Supply, Inc.	1,452,320	0.4
51,000		Clarcor, Inc.	3,369,060	1.0
32,500		Corporate Executive Board Co.	2,595,450	0.7
47,600		EnPro Industries, Inc.	3,139,220	0.9
68,600		Gorman-Rupp Co.	2,054,570	0.6
94,506		Healthcare Services Group, Inc.	3,036,478	0.9
60,500	@	HUB Group, Inc.	2,377,045	0.7
72,800		KAR Auction Services, Inc.	2,761,304	0.8
99,400		Knight Transportation, Inc.	3,205,650	0.9
33,536		Regal-Beloit Corp.	2,680,197	0.8
79,400		Simpson Manufacturing Co., Inc.	2,967,178	0.9
24,300		Teledyne Technologies, Inc.	2,593,539	0.7
48,600		Toro Co.	3,407,832	1.0
62,620	@	TrueBlue, Inc.	1,524,797	0.4
30,500		Waste Connections, Inc.	1,468,270	0.4
52,400		Watts Water Technologies, Inc.	2,883,572	0.8
48,200		Woodward, Inc.	2,458,682	0.7
			48,423,550	13.9

		Information Technology: 22.3%
63,100		Adtran, Inc.	1,178,077	0.3
5,507	@	Ansys, Inc.	485,662	0.1
27,476	@	Aspen Technology, Inc.	1,057,551	0.3
49,782		Bankrate, Inc.	564,528	0.2
43,545		Blackbaud, Inc.	2,063,162	0.6
76,200		BroadSoft, Inc.	2,549,652	0.7
91,238		Cardtronics, Inc.	3,430,549	1.0
31,690	@	Coherent, Inc.	2,058,582	0.6
60,800		Commvault Systems, Inc.	2,656,960	0.8
91,200		DealerTrack Holdings, Inc.	3,513,024	1.0
23,100	@	Electronics for Imaging, Inc.	964,425	0.3
38,563		Faro Technologies, Inc.	2,395,919	0.7
43,800		Flir Systems, Inc.	1,370,064	0.4
63,216		Guidewire Software, Inc.	3,325,794	1.0
65,258		Imperva, Inc.	2,786,517	0.8
180,300		Intersil Corp.	2,581,896	0.7
59,000		j2 Global, Inc.	3,875,120	1.1
30,200		Littelfuse, Inc.	3,001,578	0.9
109,200		LivePerson, Inc.	1,117,662	0.3
33,100		MKS Instruments, Inc.	1,119,111	0.3
29,600		Monolithic Power Systems, Inc.	1,558,440	0.4
70,728		National Instruments Corp.	2,266,125	0.7
69,639	@	Plexus Corp.	2,839,182	0.8
255,900	@	PMC - Sierra, Inc.	2,374,752	0.7
165,700	@	Polycom, Inc.	2,220,380	0.6
28,700		Power Integrations, Inc.	1,494,696	0.4
63,800		PROS Holdings, Inc.	1,576,498	0.5
127,900		QLIK Technologies, Inc.	3,981,527	1.1
73,100		SciQuest, Inc.	1,237,583	0.4
121,400	@	Semtech Corp.	3,234,703	0.9
33,203	@	SYKES Enterprises, Inc.	825,095	0.2
73,100		Synchronoss Technologies, Inc.	3,469,326	1.0
24,400		Ultimate Software Group, Inc.	4,146,902	1.2
40,873		WEX, Inc.	4,388,125	1.3
			77,709,167	22.3

		Materials: 4.4%
74,300		Boise Cascade Co.	2,783,278	0.8
144,700		Commercial Metals Co.	2,342,693	0.7
40,500		Greif, Inc. - Class A	1,590,435	0.4
66,150		HB Fuller Co.	2,835,850	0.8
351,100		Hecla Mining Co.	1,046,278	0.3
39,700		Minerals Technologies, Inc.	2,902,070	0.8
73,600		Worthington Industries, Inc.	1,958,496	0.6
			15,459,100	4.4

	Total Common Stock (Cost $264,795,875)		332,625,092	95.4

EXCHANGE-TRADED FUNDS: 1.7%
40,207		iShares Russell 2000 Growth Index Fund	6,093,371	1.7

	Total Exchange-Traded Funds (Cost $4,240,923)		6,093,371	1.7

	Total Long-Term Investments (Cost $269,036,798)		338,718,463	97.1

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Securities Lending Collateralcc: 2.5%
440,467	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $440,469, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $449,276, due 06/01/16-03/01/45)	$440,467	0.1
2,092,422	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $2,092,432, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,134,271, due 02/15/16-03/01/48)	2,092,422	0.6
2,092,422	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $2,092,435, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $2,134,271, due 08/15/17-02/15/42)	2,092,422	0.6
2,092,422	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $2,092,429, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $2,134,270, due 08/18/15-10/20/64)	2,092,422	0.6
2,092,422	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $2,092,435, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,134,349, due 04/15/16-01/15/29)	2,092,422	0.6
		8,810,155	2.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
11,561,131	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $11,561,131)	11,561,131	3.3

	Total Short-Term Investments (Cost $20,371,286)	20,371,286	5.8

	Total Investments in Securities (Cost $289,408,084)	$359,089,749	102.9
	Liabilities in Excess of Other Assets	(10,252,572)	(2.9)
	Net Assets	$348,837,177	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $290,111,708.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$82,161,984
Gross Unrealized Depreciation	(13,183,943)

Net Unrealized Appreciation	$68,978,041

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$332,625,092	$–	$–	$332,625,092
Exchange-Traded Funds	6,093,371	–	–	6,093,371
Short-Term Investments	11,561,131	8,810,155	–	20,371,286
Total Investments, at fair value	$350,279,594	$8,810,155	$–	$359,089,749

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2015